Subsequent events - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 11, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Dividends on preferred shares			$ 53,630,000	$ 53,655,000	$ 50,443,000
Dividends, common stock			152,915,000	144,553,000	127,007,000
Dividends distribution was paid in cash			148,556,000	105,691,000	62,310,000
Dividend reinvestment			4,359,000	38,862,000	64,697,000
Payments for swap terminations			31,211,000
Swaption derivative asset			$ 11,338,000	33,632,000
5.26% [Member]
Subsequent Event [Line Items]
Interest rate of swap			5.26%
Common Shares [Member]
Subsequent Event [Line Items]
Dividend reinvestment			$ 3,000	$ 21,000	$ 31,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends on common share, per share	$ 0.375
Dividends, common stock	$ 39,695,000
Dividends distribution was paid in cash	$ 39,278,000
Swaption derivative asset		$ 11,294,000
Subsequent Events [Member] | 5.26% [Member]
Subsequent Event [Line Items]
Interest rate of swap		5.26%
Payments for swap terminations		$ 10,852,000
Subsequent Events [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Jan. 11, 2017
Dividends date paid	Jan. 30, 2017
Dividends date of record	Jan. 25, 2017
Dividend reinvestment	$ 417,000
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.496875
Dividends declared date	Jan. 11, 2017
Dividends date paid	Jan. 30, 2017
Dividends date of record	Jan. 27, 2017
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.515625
Dividends declared date	Jan. 11, 2017
Dividends date paid	Jan. 30, 2017
Dividends date of record	Jan. 27, 2017
Subsequent Events [Member] | Series F Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.434375
Dividends declared date	Jan. 11, 2017
Dividends date paid	Jan. 30, 2017
Dividends date of record	Jan. 27, 2017
Subsequent Events [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.512500
Dividends declared date	Jan. 11, 2017
Dividends date paid	Jan. 30, 2017
Dividends date of record	Jan. 27, 2017
Subsequent Events [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.492188
Dividends declared date	Jan. 11, 2017
Dividends date paid	Jan. 30, 2017
Dividends date of record	Jan. 27, 2017
Subsequent Events [Member] | Series D, Series E, Series F, Series G and Series H Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares	$ 16,104,000